SHARE-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average exercise prices of other equity instruments
The roll-forward arrangements are set out below:

Number of shares
Year of grant	Fair value on grant date	31/12/2024	Shares granted	Cancelled	Exercised (1)	31/12/2025	Available for completion	Year of vesting
								2026	2027	2028
2020	R$38.50	33,384	1,083		(34,467)
2021	R$62.25	874,480	28,375	(13,046)	(882,074)	7,735	7,735
2022	R$57.48	3,461,437	112,251	(109,908)	(2,983,596)	480,184	156,930	299,281	23,973
2023	R$48.84	3,052,179	98,965	(246,315)	(209,268)	2,695,561		2,439,228	256,333
2024	R$56.53	2,675,017	86,771	(207,385)	(95,013)	2,459,390			2,286,297	173,093
2025	R$60.53		3,684,754	(168,804)	(105,413)	3,410,537				3,410,537
Number of stock options		10,096,497	4,012,199	(745,458)	(4,309,831)	9,053,407	164,665	2,738,509	2,566,603	3,583,630

Book value		361,974	209,842	(17,843)	(221,651)	332,322
Book value of the previous year		268,489	196,956	(23,470)	(80,001)	361,974

(1)For the year ended December 31, 2025, the average price of the share options exercised, including exercises resulting from termination of employment, was R$56.57.

Number Of Phantom Share Instruments Outstanding
The position is set forth below:

Number of stock options
Year of grant	Fair value on grant date	31/12/2024	Shares granted	Exercised	31/12/2025	Year of vesting
						2026	2027	2028	2029	2030
2022	R$53.81	115,800	3,758	(119,558)
2023	R$51.41	383,568	12,448		396,016	277,249	118,767
2024	R$55.77	2,480,743	80,509	(348,417)	2,212,835	227,697	312,564		1,672,574
2025	R$61.39		467,265		467,265			230,773		236,492
Number of stock options		2,980,111	563,980	(467,975)	3,076,116	504,946	431,331	230,773	1,672,574	236,492

Book value		60,226	45,642	(25,126)	80,742
Book value of the previous year		26,744	81,276	(47,794)	60,226